BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT POLICIES (Tables)	9 Months Ended
May 31, 2022
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT POLICIES
Life (Years)
Miners and mining equipment	3
Machinery and equipment	5-7
Office and computer equipment	3